Leases - Supplemental Cash Flow Information Related to lease (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 2,080	$ 2,301
Operating cash flows from finance leases	95	9
Finance cash flows from finance leases		737
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 2,410	20,011
Finance leases		$ 2,974